As filed with the Securities and Exchange Commission on  February 1, 1999
                                                            File No. 333-19725
                                                            File No. 811-08017

                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549
                                          FORM N-4
                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                              Pre-effective Amendment No. ( )

                            Post-effective Amendment No. 4 ( X )
                                           and/or

                        REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT OF 1940 ( )

                              Pre-effective Amendment No. ( )
                            Post-effective Amendment No. 8 ( X )

                              (Check appropriate box or boxes)
                                  ------------------------

                       ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
                                 (Exact Name of Registrant)

                     ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
                                    (Name of Depositor)
                                       P.O. Box 5423
                                Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices) (Zip Code)

                     Depositor's Telephone Number, including Area Code:
                                       (800) 789-6771
------------------------------------------------------------------------------
                                   Mark F. Muething, Esq.
                    Senior Vice President, Secretary and General Counsel
                          Annuity Investors Life Insurance Company
                                       P.O. Box 5423
                                Cincinnati, Ohio 45201-5423
                          (Name and Address of Agent for Service)

                                          Copy to:

                                    John P. Gruber, Esq.
                          Annuity Investors Life Insurance Company
                                       P. O. Box 5423
                                Cincinnati, Ohio 45201-5423
------------------------------------------------------------------------------

It is proposed that this filing will become effective:


/----/Immediately  upon filing pursuant to Rule 485(b)
/----/On pursuant to Rule 485(b)
/----/60 days after filing pursuant to Rule 485(a)(1)
/-X--/On April 21,1999 pursuant to Rule 485(a)(1)
/----/75 days after filing pursuant to Rule 485(a)(2)
/----/On pursuant to Rule 485(a)(2)



                                   CROSS REFERENCE SHEET
                                  Pursuant to Rule 495(a)

                             (Commodore NavigatorSERVICE MARK)


                          Showing Location in Part A (Prospectus),
        Part B (Statement of Additional Information) and Part C (Other Information)
                 of Registration Statement Information Required by Form N-4


                                           PART A


      Item of Form N-4                          Prospectus Caption
 1.    Cover Page............................    Cover Page

 2.    Definitions...........................    Definitions, Glossary of Financial Terms

 3.    Synopsis..............................    Overview

 4.    Condensed Financial Information

       (a)   Accumulation Unit Values........    Condensed Financial Information

       (b)   Performance Data................    Performance Information

       (c)   Financial Statements............    Financial Statements

 5.    General Description of Registrant,
       Depositor and Portfolio
       Companies
       (a)   Depositor.......................    Annuity Investors Life Insurance
                                                 CompanyREGISTERED
       (b)   Registrant......................    The Separate Account

       (c)   Portfolio Companies.............    The Portfolios

       (d)   Portfolio Prospectuses..........    The Portfolios

       (e)   Voting Rights...................    Voting Rights

6.     Deductions and Expenses
       (a)   General.........................    Charges and Deductions

       (b)   Sales Load %....................    Contingent Deferred Sales Charge

       (c)   Special Purchase Plan...........    Contingent Deferred Sales Charge

       (d)   Commissions.....................    AAG Securities, Inc.

       (e)   Portfolio Expenses..............    Fee Table

       (f)   Operating Expenses..............    Fee Table

7.     Contracts
       (a)   Persons with Rights.............    Persons with Rights Under a
                             Contract; Voting Rights
       (b)(i)Allocation of Premium  Payments    Purchase Payments

           (ii).....................Transfers    Transfers

          (iii).....................Exchanges    Additions, Deletions or
                                                 Substitutions
       (c)   Changes.........................    Not Applicable

       (d)   Inquiries.......................    How Do I Contact the Company

8.     Annuity Period........................    Benefit Payment Period

9.     Death Benefit.........................    Death Benefit

10.    Purchases and Contract Values
       (a)   Purchases.......................    Purchase Payments; Investment
                                                 Options--Allocations
       (b)   Valuation.......................    Account Value; Definitions

       (c)   Daily Calculation...............    Account Value; Accumulation
                                                 Units; Definitions
       (d)   Underwriter.....................    AAG Securities, Inc.

11.    Redemptions
       (a)   By Owner........................    Surrenders

             By Annuitant....................    Not Applicable

       (b)   Texas ORP.......................    Texas Optional Retirement Program

       (c)   Check Delay.....................    Surrenders

       (d)   Free Look.......................    Right to Cancel

12.    Taxes.................................    Federal Tax Matters

13.    Legal Proceedings.....................    Legal Proceedings

14.    Table of Contents for the Statement of
       Additional                                Statement of Additional
       Information...........................    Information

                                      PART B

                                                 Statement of Additional
       Item of Form N-4                          Information Caption
15.    Cover Page............................    Cover Page

16.    Table of Contents.....................    Table of Contents

17.    General Information and History.......    General Information and History

18.    Services
       (a)   Fees and Expenses of Registrant.    (Prospectus) Summary of Expenses

       (b)   Management Contracts............    Not Applicable

       (c)   Custodian.......................    Not Applicable

             Independent Auditors............    Experts

       (d)   Assets of Registrant............    Not Applicable

       (e)   Affiliated Person...............    Not Applicable

       (f)   Principal Underwriter...........    Not Applicable

19.    Purchase of Securities Being Offered..    (Prospectus) AAG Securities, Inc.

       Offering Sales Load...................    (Prospectus) Contingent Deferred
                                                 Sales Charge

20.    Underwriters..........................    AAG Securities, Inc.

21.    Calculation of Performance Data
       (a)   Money Market Funded Sub-Accounts    Money Market Sub-Account
                                                 Standardized Yield
                                                 Calculation
       (b)   Other Sub-Accounts..............    Not Applicable

22.    Annuity Payments......................    (Prospectus) Fixed Dollar
                                                 Benefit; Variable Dollar Benefit; (SAI)
                                                 Benefit Units--Transfer Formulas

23.    Financial Statements..................    Financial Statements




                                      PART C


       Item of Form N-4                          Part C Caption
24.    Financial Statements and Exhibits.....    Financial Statements and Exhibits

       (a)   Financial Statements............    Financial Statements

       (b)   Exhibits........................    Exhibits

25.    Directors and Officers of the Depositor   Directors and Officers of Annuity
                                                 Investors Life Insurance CompanyREGISTERED

26.    Persons Controlled By or Under Common     Persons Controlled By Or Under
       Control With the                          Common
       Registrant............................    Control With the Depositor or
                                                 Registrant

27.    Number of Owners......................    Number of Owners

28.    Indemnification.......................    Indemnification

29.    Principal Underwriters................    Principal Underwriter

30.    Location of Accounts and
       Records...............................    Location of Accounts and Records

31.    Management Services...................    Management Services

32.    Undertakings..........................    Undertakings

       Signature Page........................    Signature Page


ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
PROSPECTUS for
The Commodore NavigatorSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities
                                                                     May 1, 1999

This prospectus describes The Commodore NavigatorSERVICE MARK individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance CompanyREGISTERED (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity InvestorsREGISTERED Variable Account B (the "Separate Account"). The Contracts currently offer 25 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


                                Janus Aspen Series (5 Portfolios)
                                    -Aggressive Growth Portfolio
                                     -Worldwide Growth Portfolio
                                         -Balanced Portfolio
                                          -Growth Portfolio
                                   -International Growth Portfolio

                         Dreyfus Variable Investment Fund (4 Portfolios)
                                   -Capital Appreciation Portfolio
                                       -Money Market Portfolio
                                    -Growth and Income Portfolio
                                        -Small Cap Portfolio
                        The Dreyfus Socially Responsible Growth Fund, Inc.
                                     Dreyfus Stock Index Fund

                                 Strong Opportunity Fund II, Inc.
                       Strong Variable Insurance Funds, Inc. (1 Portfolio)
                                       -Strong Growth Fund II


                      INVESCO Variable Investment Funds, Inc. (3 Portfolios)
                                    -Industrial Income Portfolio
                                       -Total Return Portfolio
                                        -High Yield Portfolio

                       Morgan Stanley Universal Funds, Inc. (5 Portfolios)
                                      -Mid Cap Value Portfolio
                                       -Value Portfolio
                                       -Fixed Income Portfolio
                                     -U.S. Real Estate Portfolio
                                 -Emerging Markets Equity Portfolio

                         PBHG Insurance Series Fund, Inc. (3 Portfolios)
                                      -PBHG Growth II Portfolio
                                  -PBHG Large Cap Growth Portfolio
                             -PBHG Technology & Communications Portfolio

                                 The Timothy Plan Variable Series

This prospectus includes information you should know before investing in The Commodore Navigator. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information, dated May 1, 1999, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on page ____ of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.

o    The Contracts are Not FDIC or NCUSIF Insured
o    The Contracts are  Obligations of the Company and Not of the Bank or Credit
     Union
o The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts
o    The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                   TABLE OF CONTENTS
                                                                            Page

DEFINITIONS....................................................................4
OVERVIEW.......................................................................5
  What is the Separate Account?................................................5
  What Are the Contracts?......................................................5
  How Do I Purchase or Cancel a Contract?......................................5
  Will Any Penalties or Charges Apply If I Surrender a Contract?...............5
  What Other Charges and Deductions Apply to the Contract?.....................5
  How Do I Contact the Company?................................................5
FEE TABLE......................................................................6
  Owner Transaction Expenses...................................................6
  Separate Account Annual Expenses.............................................6
  Portfolio Annual Expenses for Year Ended 12/31/98............................6
  Examples.....................................................................8
CONDENSED FINANCIAL INFORMATION...............................................11
  Financial Statements........................................................12
  Performance Information.....................................................12
    Yield Data................................................................12
    Total Return Data.........................................................12
    Other Performance Measures................................................13
THE PORTFOLIOS................................................................13
  Janus Aspen Series..........................................................13
    Aggressive Growth Portfolio...............................................13
    Worldwide Growth Portfolio................................................13
    Balanced Portfolio........................................................13
    Growth Portfolio..........................................................13
    International Growth Portfolio............................................13
  Dreyfus Portfolios..........................................................14
    Dreyfus Variable Investment Fund-Capital Appreciation Portfolio...........14
    Dreyfus Variable Investment Fund-Money Market Portfolio...................14
    Dreyfus Variable Investment Fund-Growth and Income Portfolio..............14
    Dreyfus Variable Investment Fund-Small Cap Portfolio......................14
    The Dreyfus Socially Responsible Growth Fund, Inc.........................14
    Dreyfus Stock Index Fund..................................................14
  Strong Portfolios...........................................................15
    Strong Opportunity Fund II, Inc...........................................15
    Strong Variable Insurance Funds, Inc.-Strong Growth Fund II...............15
  INVESCO Variable Investment Funds, Inc......................................15
    Industrial Income Portfolio...............................................15
    Total Return Portfolio....................................................15
    High Yield Portfolio......................................................15
  Morgan Stanley Universal Funds, Inc.........................................16
    Mid Cap Value Portfolio...................................................16
    Value Portfolio...........................................................16
    Fixed Income Portfolio....................................................16
    U.S. Real Estate Portfolio................................................16
    Emerging Markets Equity Portfolio.........................................16
  PBHG Insurance Series Fund, Inc.............................................17
    PBHG Growth II Portfolio..................................................17
    PBHG Large Cap Growth Portfolio...........................................17
    PBHG Technology & Communications Portfolio................................17

  The Timothy Plan Variable Series............................................17
  Additions, Deletions, or Substitutions......................................18
  Voting Rights...............................................................18
ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED............................19
THE SEPARATE ACCOUNT..........................................................19
AAG SECURITIES, INC...........................................................19
CHARGES AND DEDUCTIONS........................................................20
  Charges and Deductions By the Company.......................................20
    Contingent Deferred Sales Charge ("CDSC").................................20
    Contract Maintenance Fee..................................................21
    Transfer Fee..............................................................21
    Administration Charge.....................................................21
    Mortality and Expense Risk Charge.........................................22
    Premium Taxes.............................................................22
    Discretionary Waivers of Charges..........................................22
  Expenses of the Portfolios..................................................22
THE CONTRACTS.................................................................23
  Right to Cancel.............................................................23
  Persons With Rights Under a Contract........................................23
ACCUMULATION PERIOD...........................................................24
  Account Statements..........................................................24
  Account Value...............................................................24
  Purchase Payments...........................................................25
  Investment Options--Allocations.............................................25
  Transfers...................................................................26
  Surrenders..................................................................28
  Contract Loans..............................................................29
  Termination.................................................................29
BENEFIT PAYMENT PERIOD........................................................30
  Annuity Benefit.............................................................30
  Death Benefit...............................................................30
  Settlement Options..........................................................30
    Form of Settlement Option.................................................31
    Calculation of Fixed Dollar Benefit Payments..............................31
    Calculation of Variable Dollar Benefit Payments...........................32
FEDERAL TAX MATTERS...........................................................33
  Tax Deferral On Annuities...................................................33
  Tax-Qualified Plans.........................................................34
    Individual Retirement Annuities...........................................34
    Roth IRAs.................................................................34
    Tax-Sheltered Annuities...................................................34
    Texas Optional Retirement Program.........................................34
    Pension and Profit Sharing Plans..........................................34
    Governmental Deferred Compensation Plans..................................34
  Nonqualified Deferred Compensation Plans....................................34
  Summary of Income Tax Rules.................................................35
THE REGISTRATION STATEMENT....................................................36
OTHER INFORMATION.............................................................37
  Year 2000...................................................................37
  Legal Proceedings...........................................................37
STATEMENT OF ADDITIONAL INFORMATION...........................................38

DEFINITIONS
--------------------------------------------------------------------------------
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page ___ of this prospectus for an explanation of how Accumulation Unit Values are calculated.


Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.


Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit  Unit  Value:  The  value of a  Benefit  Unit at the end of a  Valuation
Period. See the Glossary of Financial Terms on page ___ of this prospectus for an explanation of how Benefit Unit Values are calculated.


Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.


Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page ___ of this prospectus for an explanation of how the Net Investment Factor is calculated.



Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
--------------------------------------------------------------------------------
What is the Separate Account?
The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page ____ of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 25 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon are guaranteed by the Company so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section beginning on page ____ of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some States). In many States, you will bear the risk of investment gain or loss on any amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section on page ___ of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract? A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page ____ of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page ____ of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.


What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page ___ of this prospectus:

o    a transfer fee for certain transfers between investment options;

o an annual contract maintenance fee, which is assessed only against investments in the Sub-Accounts;

o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived);

o an administration charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts; and

o    premium taxes in some States (where taxes apply, they may never be waived).



In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1998 are included in the Fee Table on page ____ of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. Please
include the Contract number and the owner's name.
                                      -5-

FEE TABLE
-------------------------------------------------------------------------------
Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (applies to purchase payments only) 7% Transfer Fee (applies to transfers in excess of 12 in any contract year) $25 Annual Contract Maintenance Fee (not assessed against fixed account options) $30

Separate Account Annual Expenses

(as a percentage of the average value of the owner's interest in the Sub-Accounts)


                                                                                               Enhanced
                                                                                            Contracts with
                                                           Standard        Enhanced         Administration
                                                           Contracts       Contracts        Charge Waived
Mortality and Expense Risk Charge                            1.25%           0.95%              .95%
Administration Charge                                        0.15%           0.15%                0%
Total Separate Account Annual Expenses                     ---------        -------             -----
Portfolio Annual Expenses for Year Ended 12/31/981           1.40%           1.10%              .95%
(as a percentage of Portfolio average net assets)


Sub-Account                                                                       Management    Other       Total
                                                                                     Fees      Expenses    Expenses
----------------------------------------------------------------                -------------- ---------- ------------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance  Funds, Inc.-Strong  Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid Cap Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG  Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series

                                      -6-

The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page ___ of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.


1 Data for each Portfolio are for its fiscal year ended December 31, 1998. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. Fees and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.


  Sub-Account                                                                     Management    Other       Total
                                                                                     Fees      Expenses    Expenses
  ------------------------------------------------------                        ------------ ---------- ------------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  INVESCO VIF-Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Universal Funds, Inc.-Mid Cap Value
  Portfolio
  Morgan Stanley Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Universal Funds, Inc.-Fixed Income
  Portfolio
  Morgan Stanley Universal Funds, Inc.-U.S. Real
  Estate Portfolio
  Morgan Stanley Universal Funds, Inc.-Emerging
  Markets Equity Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Growth II
  Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap
  Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm.
  Portfolio
  The Timothy Plan Variable Series





Examples-Standard Contracts                                Example #1--Assuming Surrender   Example #2--Assuming No Surrender


                                                           If the owner surrenders his or    If the owner does not surrender
                                                           her Contract at the end of the   his or her Contract, or if it is
                                                            applicable time period, the         annuitized, the following
                                                            following expenses would be      expenses would be charged on a
                                                          charged on a $1,000 investment:    $1,000 investment at the end of
                                                                                               the applicable time period:
--------------------------------------------------------- --------------------------------- ----------------------------------
Sub-Account                                               1 Year  3 Years  5 Years  10 Years 1 Year   3 Years  5 Years 10 Year
--------------------------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid Cap Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series



Examples--Enhanced Contracts                                Example #1--Assuming Surrender       Example #2--Assuming No Surrender
                                                           If the owner surrenders his or        If the owner does not surrender
                                                           her Contract at the end of the        his or her Contract, or if it is
                                                           applicable time period, the           annuitized, the following
                                                           following expenses would be           expenses would be charged on a
                                                           charged on a $1,000 investment:       $1,000 investment at the end of
                                                                                                 the applicable time period:

--------------------------------------------------------- --------------------------------- ----------------------------------------

Sub-Account                                               1 Year  3 Years  5 Years  10 Years    1 Year   3 Years  5 Years  10 Years

--------------------------------------------------------- ------- -------- -------- ------- ----------- --------- -------- ---------
Janus  A.S.-Aggressive  Growth Portfolio
Janus  A.S.-Worldwide Growth Portfolio
Janus  A.S.-Balanced Portfolio
Janus  A.S.-Growth Portfolio
Janus  A.S.-International Growth  Portfolio
Dreyfus   V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid Cap Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series

                                      -9-


Examples--Enhanced  Contracts with Administration  Charge   Example #1--Assuming Surrender   Example #2--Assuming No Surrender
Waived
                                                           If the owner surrenders his or    If the owner does not surrender
                                                           her Contract at the end of the    his or her Contract, or if it is
                                                           applicable time period, the       annuitized, the following
                                                           following expenses would be       expenses would be charged on a
                                                           charged on a $1,000 investment:   $1,000 investment at the end of
                                                                                             the applicable time period:
--------------------------------------------------------- --------------------------------- ----------------------------------
Sub-Account                                               1 Year 3 Years 5 Years 10 Years   1 Year  3 Years  5 Years  10 Years

--------------------------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
Janus  A.S.-Aggressive Growth Portfolio
Janus  A.S.-Worldwide  Growth Portfolio
Janus  A.S.-Balanced  Portfolio
Janus  A.S.-Growth Portfolio
Janus  A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation
Portfolio Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid Cap Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series


The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers between Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of ___ per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/98 to total net assets as of 12/31/98. The examples do not include charges for premium taxes.

CONDENSED FINANCIAL INFORMATION



                                                                   Standard Contracts                     Enhanced Contracts
------------------------------------------------------------------------------------------------------------------------------------
                 Sub-Account                                      12/31/97         12/31/98          12/31/97         12/31/98
---------------- -------------------------------------------- ----------------- ---------------- ----------------- ----------------
Janus            Aggressive Growth Portfolio
Aspen                     Accumulation Unit Value                 10.723950                          10.738659
Series                    Accumulation Units Outstanding          2,830.076                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Worldwide Growth Portfolio
                          Accumulation Unit Value                  9.935860                           9.949496
                          Accumulation Units Outstanding         56,665.753                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Balanced Portfolio
                          Accumulation Unit Value                 10.604609                          10.619159
                          Accumulation Units Outstanding         30,519.754                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Growth Portfolio
                          Accumulation Unit Value                 10.239960                          10.254006
                          Accumulation Units Outstanding         32,737.591                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 International Growth Portfolio
                          Accumulation Unit Value                  9.735841                           9.749214
                          Accumulation Units Outstanding         12,541.039                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Dreyfus          Capital Appreciation Portfolio
Variable                  Accumulation Unit Value                 10.103905                          10.117776
Investment                Accumulation Units Outstanding         18,347.666                              0.000
Fund             -------------------------------------------- ----------------- ---------------- ----------------- -------------
                 Money Market Portfolio
                          Accumulation Unit Value                  1.016499                           1.017876
                          Accumulation Units Outstanding              0.000                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Growth and Income Portfolio
                          Accumulation Unit Value                 10.196538                          10.210527
                          Accumulation Units Outstanding         32,231.762                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Small Cap Portfolio
                          Accumulation Unit Value                 10.362314                          10.376538
                          Accumulation Units Outstanding         41,359.506                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
The Dreyfus Socially Responsible Growth Fund, Inc.
                          Accumulation Unit Value                 10.320883                          10.335055
                          Accumulation Units Outstanding         26,332.500                              0.000

------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Dreyfus Stock Index Fund
                          Accumulation Unit Value                 10.479569                          10.493943
                          Accumulation Units Outstanding         69,510.645                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Strong Opportunity Fund II, Inc.
                          Accumulation Unit Value                 10.727356                          10.742083
                          Accumulation Units Outstanding          6,416.208                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
                          Accumulation Unit Value                 10.707133                          10.721828
                          Accumulation Units Outstanding          2,147.556                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
INVESCO          Industrial Income Portfolio
Variable                  Accumulation Unit Value                 10.659157                          10.673778
Investment                Accumulation Units Outstanding         33,269.953                              0.000
Funds, Inc.      -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Total Return Portfolio
                          Accumulation Unit Value                 10.503108                          10.517508
                          Accumulation Units Outstanding         14,641.934                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 High Yield Portfolio
                          Accumulation Unit Value                 10.687084                          10.701757
                          Accumulation Units Outstanding         10,260.821                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Morgan           Mid Cap Value Portfolio
Stanley                   Accumulation Unit Value                 11.113227                          11.128478
Universal                 Accumulation Units Outstanding         16,674.966                              0.000
Funds, Inc.      -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Value Portfolio
                          Accumulation Unit Value                 10.204064                          10.218060
                          Accumulation Units Outstanding          9,944.401                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Fixed Income Portfolio
                          Accumulation Unit Value                 10.412276                          10.426565
                          Accumulation Units Outstanding              4.653                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 U.S. Real Estate Portfolio
                          Accumulation Unit Value                 11.101269                          11.116503
                          Accumulation Units Outstanding          7,200.060                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Emerging Markets Equity Portfolio
                          Accumulation Unit Value                  7.911559                           7.922446
                          Accumulation Units Outstanding          9,042.956                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
PBHG             PBHG Growth II Portfolio
Insurance                 Accumulation Unit Value                  9.511124                           9.524184
Series                    Accumulation Units Outstanding          6,195.935                              0.000
Fund, Inc.       -------------------------------------------- ----------------- ---------------- ----------------- -------
                 PBHG Large Cap Growth Portfolio
                          Accumulation Unit Value                 10.150555                          10.164489
                          Accumulation Units Outstanding         11,415.131                              0.000
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 PBHG Technology & Communications Portfolio
                          Accumulation Unit Value                  9.057045                           9.069487
                          Accumulation Units Outstanding         20,974.008                              0.000
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
The Timothy Plan Variable Series
                          Accumulation Unit Value                       N/A                                N/A
                          Accumulation Units Outstanding                N/A                                N/A

The table on the preceding page gives year-end Accumulation Unit information for each Sub-Account from the end of the year of inception to December 31, 1998.
This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Dreyfus Money Market Portfolio Sub-Account was 10.00000 as of July 15, 1997 (the Separate Account commencement date), or as of May 1, 1998 (the effective date of the Sub-Account)for the Timothy Plan Variable Series. The beginning Accumulation Unit Value for the Dreyfus Money Market Portfolio Sub-Account was 1.000000 as of July 15, 1997. No Enhanced Contracts with Administration Charge waived were issued as of December 31, 1998.

Financial Statements
The financial statements and reports of independent public accountants for the Company and for the Separate Account are included in the statement of additional information.

Performance Information
From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data
The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data

The Company advertises two types of total return data. The two types of total return are "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.


"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one year period or for an average of consective one year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these peiords, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;
o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;
o compare investment return on a tax-deferred basis with currently taxable investment return;
o    illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
--------------------------------------------------------------------------------
The Separate Account is currently divided into 25 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses which accompany this prospectus contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Janus Aspen Series

Advisor:                    Aggressive Growth Portfolio
Janus Capital Corporation   A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies.

Advisor:                    Worldwide Growth Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached Janus Aspen Series prospectus.

Advisor:                    Balanced Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital balanced by current income.  The
                            Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Advisor:                    Growth Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

Advisor:                    International Growth Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.  International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached Janus Aspen Series prospectus.

                                      -13-

Dreyfus Portfolios

Advisor:                    Dreyfus Variable Investment Fund-Capital Appreciation Portfolio
The Dreyfus Corporation     The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital.  Current income is a secondary
Sub-Advisor:                goal.  It seeks to achieve its goals by investing principally in common stocks of domestic
Fayez Sarofim & Co.         and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

Advisor:                    Dreyfus Variable Investment Fund-Money Market Portfolio
The Dreyfus Corporation     The Money Market Portfolio's goal is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This
                            Portfolio invests in short-term money market instruments. An investment in the Money
                            Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Advisor:                    Dreyfus Variable Investment Fund-Growth and Income Portfolio
The Dreyfus Corporation     The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.

Advisor:                    Dreyfus Variable Investment Fund-Small Cap Portfolio
The Dreyfus Corporation     The Small Cap Portfolio's goal is to maximize capital appreciation. This Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Advisor:                    The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Corporation     The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to provide capital growth.  It seeks to achieve this goal by investing principally in common stocks, or
Sub-Advisor:                securities convertible into common stock, of companies which, in the opinion of the
NCM Capital Management      Portfolio's management, not only meet traditional investment standards, but also show
Group Inc.                  evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.  Current income is a secondary goal.

Advisor:                    Dreyfus Stock Index Fund
The Dreyfus Corporation     The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the
Index Manager:              aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.  The
Mellon Equity Associates(an Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.
affiliate of Dreyfus)
                                      -14-

Strong Portfolios

Advisor:                    Strong Opportunity Fund II, Inc.
Strong Capital Management,  The investment objective of the Strong Opportunity Fund II is to seek capital growth.  It
Inc.                        currently emphasizes medium-sized companies that the Portfolio's adviser believes are under-researched and attractively valued.

Advisor:                    Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
Strong Capital Management,  The investment objective of the Strong Growth Fund II is to seek capital growth.  It
Inc.                        invests primarily in equity securities that the Portfolio's adviser believes have above-average growth prospects.

INVESCO Variable Investment
Finds Inc.
Advisor:                    Industrial Income Portfolio
INVESCO Funds Group, Inc.   The investment objective of the Industrial Income Portfolio is to seek the best possible current income while following sound investment practices.  Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities.

Advisor:                    Total Return Portfolio
INVESCO Funds Group, Inc.   The investment objective of the Total Return Portfolio is to seek a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to accomplish its objective by investing in a combination of equity securities
                            (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Advisor:                    High Yield Portfolio
INVESCO Funds Group, Inc.   The investment objective of the High Yield Portfolio is to seek a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the
                            Portfolio's primary objective. For further discussion of the risks associated with investment in lower rated bonds, please see the attached INVESCO Variable Investment
                            Funds, Inc. prospectus.

                                      -15-

Morgan Stanley Universal Funds, Inc.

Advisor:                    Mid Cap Value Portfolio
Miller Anderson &           The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to
Sherrerd, LLP (an           five years by investing in common stocks and other equity  securities of issuers with equity
indirect wholly owned       capitalizations in the range of the companies  represented in the S&P MidCap 400 Index. Such
subsidiary of Morgan        range is  currently  $500  million to $6  billion  but the range  fluctuates  over time with
Stanley Dean Witter & Co.)  changes in the equity market.


Advisor:                    Value  Portfolio
Miller Anderson &           The investment objective of the Value Portfolio is to seek above-average total return over a
Sherrerd, LLP (an           market cycle of three to five years by investing  primarily  in a  diversified  portfolio of
indirect wholly owned       common stocks and other equity  securities  deemed by the adviser to be undervalued based on
subsidiary of Morgan        various measures such as price/earnings and price/book ratios.
Stanley Dean Witter & Co.)


Advisor:                    Fixed Income  Portfolio
Miller Anderson &           The investment objective of the Fixed Income Portfolio is to seek above-average total return
Sherrerd, LLP (an           over a market cycle of three to five years by investing primarily in a diversified portfolio
indirect wholly owned       of  securities   issued  by  the  U.S.   Government  and  its  Agencies,   Corporate  Bonds,
subsidiary of Morgan        Mortgage-Backed   Securities,   Foreign  Bonds,  and  other  Fixed  Income   Securities  and
Stanley Dean Witter & Co.)  Derivatives.



Advisor:                    U.S. Real Estate Portfolio
Morgan Stanley Asset        The investment  objective of the U.S. Real Estate Portfolio is above-average  current income
Management Inc. (a wholly   and long-term capital  appreciation by investing  primarily in equity securities of U.S. and
owned subsidiary of         non-U.S.  companies  principally  engaged in the U.S. real estate  industry,  including Real
Morgan Stanley Dean         Estate Investment Trusts (REITs).
Witter & Co.)


Advisor:                    Emerging  Markets Equity Portfolio
Morgan Stanley Asset        The  investment  objective of the Emerging  Markets  Equity  Portfolio is long-term  capital
Management Inc. (a wholly   appreciation by investing  primarily in equity securities of emerging market country issuers
owned subsidiary of         with a focus on those in which the adviser  believes the economies are  developing  strongly
Morgan Stanley Dean         and in which the markets are becoming more sophisticated.
Witter & Co.)

                                      -16-

PBHG Insurance Series Fund, Inc.

Advisor:                    PBHG Growth II Portfolio
Pilgrim Baxter & Associates The  investment  objective of the PBHG  Insurance  Series  Growth II  ,Portfolio  is to seek
Ltd.                        capital  appreciation.  The Portfolio  invests  primarily in common  stocks and  convertible securities  of small and medium  sized growth  companies  (market  capitalization  or annual revenues up to $4 billion) that, in the adviser's opinion, are considered to have an outlook for strong earnings growth and potential for significant capital appreciation.

Advisor:                    PBHG Large Cap Growth Portfolio
Pilgrim Baxter & Associates The investment objective of the PBHG Insurance Series Large ,Cap Growth Portfolio is to seek
Ltd.                        long-term  growth of capital.  The  Portfolio  invests  primarily in common  stocks of large capitalization  companies  (market  capitalization  in excess of $1  billion)  that,  in the adviser's  opinion,  are  considered  to have an outlook for strong  growth in earnings  and potential for capital appreciation.



Advisor:                    PBHG Technology &  Communications  Portfolio
Pilgrim Baxter & Associates The investment objective of the PBHG Insurance ,Series Technology & Communications Portfolio
Ltd.                        is to seek  long-term  growth of capital.  Current  income is incidental to the  Portfolio's objective.  The  Portfolio  invests  primarily  in common  stocks of  companies  which  rely extensively on technology or communications in their product  development or operations,  or which are expected to benefit from technological advances and improvements,  and that may be
                            experiencing   exceptional   growth  in  sales  and  earnings   driven  by   technology   or
                            communications-related products and services.


The Timothy Plan Variable Series

Advisor:                    The Timothy  Plan  Variable  Series
Timothy Partners, Ltd.      The primary  investment  objective of The Timothy Plan Variable  Series is to seek long-term capital growth,  with a secondary  objective of current income.  The Portfolio shall seek to achieve its objectives while abiding by ethical standards established for investments by the
                            Portfolio.  The  securities in which the Portfolio  shall be precluded  from  investing,  by virtue of the Portfolio's ethical standards, are referred to as excluded securities.

Additions, Deletions, or Substitutions
The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.


The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.


The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.


The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.


Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
--------------------------------------------------------------------------------
Annuity Investors Life Insurance CompanyREGISTERED (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance CompanyREGISTERED which is a wholly owned subsidiary of American Annuity GroupREGISTERED, Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity InvestorsREGISTERED Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.


The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.


AAG SECURITIES, INC.
--------------------------------------------------------------------------------
AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.


AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 75. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page ___ of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page ____ of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge        Offset expenses  incurred by the Company in the sale of
                         the Contracts, including commissions paid and costs of sales literature.

Amount of Charge         Up to 7% of each purchase  payment  depending on number
                         of years elapsed since receipt of the purchase payment.

 =============================== ===== ===== ===== ===== ===== ===== ===== =====
 Number of full years elapsed
 between date of receipt of       0     1     2     3     4     5     6    7
 purchase payment and date                                                 or
 request for surrender received                                            more
 =============================== ===== ===== ===== ===== ===== ===== ===== =====
 CDSC as a percentage of
 purchase payment surrendered     7%    6%    5%    4%    3%    2%    1%    0%
 =============================== ===== ===== ===== ===== ===== ===== ===== =====

When Assessed            On  partial or full  surrenders  of  purchase  payments
                         during Accumulation  Period.

Assessed Against What    Purchase   payments   only,   not  earnings.   See  the
                         Surrenders  section of this  prospectus for information
                         on  order  of   withdrawal  of  earnings  and  purchase
                         payments.

Waivers o Free withdrawal privilege. See the Surrenders section for information.

                         o In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                         o Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                         o If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement):
                         (i) upon separation from service if owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.

                         o Long term care waiver rider. See the Surrenders section for information.

                         o If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                         o Successor Owner endorsement. See the Account Value section for information.

                         o Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge        Offset  expenses  incurred in issuing the Contracts and
                         in maintaining the Contracts and the Separate Account.

Amount of Charge         $30.00 per year.

When Assessed            During the  Accumulation  Period the charge is deducted
                         on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.


Assessed Against What    Amounts  invested  in  the  Sub-Accounts.   During  the
                         Accumulation Period, the charge is deducted pro-rata from the Sub-Accounts in which the Contract has an interest on the date of the charge. During the Benefit
                         Payment Period, a pro-rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.

Waivers o During Accumulation Period if the Account Value is at least $40,000 on the date of the charge (individual contracts only).

                         o During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

                         o In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                         o During Benefit Payment Period where required to satisfy state law.


Transfer Fee

Purpose of Charge        Purpose of Charge Offset cost incurred in administering
                         the Contracts.

Amount of Charge         $25 for each  transfer in excess of 12 in any  contract
                         year. The Company reserves the right to change the amount of this charge at any time.

When Assessed            During Accumulation Period.

Assessed Against What    Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.


Administration Charge

Purpose of Charge        Offset expenses incurred in administering the Contracts
                         and the Separate Account.

Amount of Charge         Daily  charge  equal to .000411% of the daily Net Asset
                         Value for each Sub-Account, which corresponds to an annual effective rate of 0.15%.

When Assessed            During the  Accumulation  Period and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

Assessed Against What    Amount  invested  in  the  Sub-Accounts.  Not  assessed
                         against fixed account options.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge        Compensation for bearing certain  mortality and expense
                         risks under the  Contract.  Mortality  risks arise from
                         the Company's obligation to pay benefit payments during
                         the  Benefit  Payment  Period  and  to  pay  the  death
                         benefit. The expense risk assumed by the Company is the
                         risk   that   the   Company's    actual   expenses   in
                         administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge         Daily  charge  equal to .003403% of the daily Net Asset
                         Value for each  Sub-Account,  which  corresponds  to an
                         effective annual rate of 1.25%.  The Company  estimates
                         that the  mortality  risk  component  of this charge is
                         0.75%  and  the  expense   risk   component  is  0.50%.
                         Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

When Assessed            During the Accumulation  Period, and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

Assessed Against What    Amounts  invested  in the  Sub-Accounts.  Not  assessed
                         against the fixed account options.

Waivers When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002590% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 0.95%. The Company estimates that for Enhanced Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.


Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page ___ of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel
The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

Persons With Rights Under a Contract

Owner: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

Annuitant: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified contract. The owner may designate an annuitant under a non-tax-qualified Contract.

Beneficiary: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. During the Benefit Payment Period, the beneficiary is the payee.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page ____ of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages ___ and ___ of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o     transfer from a Sub-Account
o     full or partial surrender from the Sub-Accounts
o     payment of a death benefit
o     application of the amounts in the Sub-Accounts to a settlement option
o     deduction of the contract maintenance fee
o     deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The Successor Owner endorsement may not be available in all States.


Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                               Tax-Qualified          Non-Tax-Qualified
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum single purchase payment                $2,000                 $5,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum monthly under periodic payment program $50                    $100
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum additional payments                    $50                    $50
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maximum purchase payment                       $500,000 or Company    $500,000 or Company
                                               approval               approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which we receive the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options--Allocations
Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page ___ of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:
            Fixed Accumulation Account Option
            One Year Guaranteed Interest Rate Option
            Three Year Guaranteed Interest Rate Option
            Five Year Guaranteed Interest Rate Option
            Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                Tax-Qualified   and  Non-Tax-Qualified
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum allocation to any Sub-Account                $10
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum allocation to fixed accumulation account     $10
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum allocation to fixed account guarantee        $2,000
option
                                               No amounts may be  allocated to a
                                               guarantee   period  option  which
                                               would  extend  beyond the owner's
                                               85th  birthday  or 5 years  after
                                               the   effective   date   of   the
                                               Contract, if later.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Allocation during right to cancel period       The  Company  may  require   that
                                               purchase  payment(s) be allocated
                                               to the money  market  Sub-Account
                                               or  to  the  fixed   accumulation
                                               account  option  during the right
                                               to cancel period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.


Principal Guarantee Program

An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.


Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section on page _____ of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers
During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, between fixed account options, and/or between Sub-Accounts and fixed account options.

The current restrictions on transfers are as follows:

                                             Tax-Qualified and Non-Tax-Qualified
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum transfer from any Sub-Account          $500 or balance of Sub-Account if less
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum transfer from fixed account option     $500 or balance of fixed account option if
                                               less
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum  transfer to fixed  account  guarantee $2,000
option                                         No amounts may be  transferred to
                                               a guarantee  period  option which
                                               would  extend  beyond the owner's
                                               85th  birthday  or 5 years  after
                                               the   effective   date   of   the
                                               Contract, if later.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maximum transfer from fixed account option     During any contract  year, 20% of
other than fixed account guarantee option      the fixed account  option's value
which is maturing.                             as of the  most  recent  contract
                                               anniversary.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Transfers from fixed account options           o May not be made  prior to first
                                               contract anniversary.


                                               o Amounts  transferred from fixed
                                               account  options to  Sub-Accounts
                                               may  not be  transferred  back to
                                               fixed   account   options  for  a
                                               period of 6 months  from the date
                                               of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                 Description            Minimum Account        Limitations/Notes
                                               Requirements
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Dollar Cost Averaging   Automatic transfers    Source of funds must   Dollar cost averaging
There are risks         from the money market  be at least $10,000.   transfers may not be
involved in switching   Sub-Account to any                            made to any of the
between investments     other Sub-Account(s),  Minimum transfer per   fixed account
available under the     or from the fixed      month is $500.  When   options.  The dollar
Contract.  Dollar cost  accumulation account   balance of source of   cost averaging
averaging requires      option to any          funds falls below      transfers will take
regular investment      Sub-Account(s), on a   $500, entire balance   place on the last
changes regardless of   monthly or quarterly   will be allocated      Valuation Date of
fluctuating price       basis.                 according to dollar    each calendar month
levels and does not                            cost averaging         or quarter as
guarantee profits or                           instructions.          requested by the
prevent losses in a                                                   owner.
declining market.  You
should consider your
financial ability to
continue dollar cost
averaging transfers
through periods of
changing price levels.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Portfolio Rebalancing   Automatically          Minimum Account Value  Transfers will take
                        transfer amounts       of $10,000.            place on the last
                        between the                                   Valuation Date of
                        Sub-Accounts and the                          each calendar
                        fixed accumulation                            quarter.  Portfolio
                        account option to                             rebalancing will not
                        maintain the                                  be available if the
                        percentage                                    dollar cost averaging
                        allocations selected                          program or an
                        by the owner.                                 interest sweep from
                                                                      the fixed accumulation
                                                                      account option is being
                                                                      utilized.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Interest Sweep          Automatic transfers    Balance of each fixed  Interest sweep
                        of the income from     account option         transfers will take
                        any fixed account      selected must be at    place on the last
                        option(s) to any       least $5,000.          Valuation Date of
                        Sub-Account(s).        Maximum transfer from  each calendar quarter.
                                               each fixed account
                                               option selected is
                                               20% of  such  fixed
                                               account   option's
                                               value   per   year.
                                               Amounts transferred
                                               under the interest
                                               sweep program will
                                               reduce  the  20%
                                               maximum  transfer
                                               amount otherwise
                                               allowed.

Telephone Transfers
An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders
An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:


                                                Tax-Qualified          Non-Tax-Qualified
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum amount of partial surrender                            $500
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum remaining Account Value after partial                  $500
surrender
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amount available for surender (valued as of     Account Value less     Account Value less
end of Valuation Period in which request for    applicable CDSC,       applicable CDSC,
surrender is received by the Company)           subject to tax law     subject to employer
                                                or employer plan       plan restrictions on
                                                restrictions on        withdrawals
                                                withdrawals
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tax penalty for early withdrawal                Up to 10% of Account Value before age 59 1/2
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Contract maintenance fee on full surrender      $30 (no CDSC applies)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Contingent deferred sales charge ("CDSC")       Up to 7% of purchase payments
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Order of withdrawal for purposes of CDSC        First from accumulated earnings (no CDSC
(order may be different for tax purposes)       applies) and then from purchase payments on
                                                "first-in, first-out" basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request, unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either 1) determines there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or 2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long Term Care Waiver Rider
If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

Systematic Withdrawal
During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans


The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax adviser prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.


A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit
--------------------------------------------------------------------------------
An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Option section beginning on page ___ of this prospectus.

If the owner does not make an election as to form of settlement option, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured.

Death Benefit
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

o  The Account Value on the Death Benefit Valuation Date.
o The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the owner's 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.
o The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the owner's 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Option section beginning on page ___ of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units between Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.


The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.


The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.


Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.


The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. The Company will provide upon request minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments

The first variable dollar benefit payment is calculated as if it were a fixed dollar benefit payment. The amount applied to a variable dollar benefit is converted into a stream of payments using the Company's minimum guaranteed settlement option factors (including a 3% rate of interest). The amount of the first payment paid will be the same amount as if the payment were a fixed dollar benefit payment, except that it will be reduced by a pro rata portion of the contract maintenance fee. The pro rata portion will be the amount of the full contract maintenance fee divided by the number of payments to be made over a 12 month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. Because the first variable dollar benefit payment included a 3% rate of interest subsequent benefit payments will be the same amount as the first payment if the net investment performance of the Sub-Accounts selected is exactly 3%. Subsequent variable dollar benefit payments will be greater than or less than the first payment if the net investment performance of the Sub-Accounts selected is greater than or less than 3%, respectively.

The amount of each second and subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Sub-Account is found by multiplying the number of Benefit Units for the Sub-Account by the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page ____ of this prospectus.

The number of Benefit Units for each Sub-Account selected by the owner (or payee) is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to each Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities
Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is generally not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan may provide a tax deferral to the participating employee.

Tax-Qualified Plans
Annuities may also qualify for tax-deferred treatment under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals which do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities
IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program
The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans
Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

Summary of Income Tax Rules
The  following   chart   summarizes   the  basic  income  tax  rules   governing
tax-qualified and non-tax-qualified Contracts:

-----------------------------------------------------------------------------------------------
                       Tax-Qualified Plans                     Basic Non-Tax-Qualified Contracts
                       Nonqualified Deferred Compensation
                       Plans
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Plan Types             o     IRC ss.401 (Pension and Profit    o     IRC ss.72 only
                             Sharing)
                       o     IRC ss.403 (Tax-Sheltered
                             Annuities)
                       o     IRC ss.408 (IRA, SIMPLE IRA)
                       o     IRC ss.408A (Roth IRA)
                       o     IRC ss.457
                       o     Nonqualified Deferred
                             Compensation
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Who May Purchase       Natural person or                       Anyone.  Non-natural person may
Contract               employer or employer plan.              purchase but will generally lose
                       Nonqualified deferred compensation      tax-deferred status.
                       plans will generally lose
                       tax-deferred status.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Taxation of            If there is an after-tax                Account Value in excess of
Surrenders             "investment in the contract," a         investment in the contract is
                       pro-rata portion of amount              taxable.  Generally, the
                       surrendered is taxable based on         "investment in the contract" will
                       ratio of "investment in the             equal the sum of all purchase
                       contract" to Account Value.             payments.  Surrenders are deemed
                       Usually, 100% of distributions          to come from earnings first, and
                       from a qualified plan will be           purchase payments last.
                       taxed because there was no
                       after-tax contribution and              For a Contract purchased as part
                       therefore no "investment in the         of an IRC Section 1035 exchange
                       contract."  Qualified                   which includes contributions made
                       distributions fromss.408A Roth IRA      before August 14, 1982 ("pre-TEFRA
                       may be completely tax-free.             contributions") partial
                                                               withdrawals are not taxable until
                       Surrenders prior to age 59 1/2 may      the pre-TEFRA contributions have
                       be subject to 10% or greater tax        been returned.
                       penalty depending on the type of
                       qualified plan.                         The taxable portion of any
                                                               surrenders prior to age 59 1/2 may
                       Surrenders from tax-qualified           be subject to a 10% tax penalty.
                       Contracts may be restricted by the
                       Internal  Revenue Code or by the terms
                       of a retirement plan.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Taxation of Benefit    May vary depending on type of settlement option selected, but generally,
Payments (annuity      for fixed dollar benefit payments, a pro-rata portion of each payment
benefit payments or    equal to [100% - (investment in contract/total expected payments)] is
death benefit          subject to income tax. For variable dollar payments, a specific dollar
payments)              amount of each payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation. Once the investment in the contract has been recovered, the full amount of each benefit payment is taxable. Qualified distributions from a ss.408A Roth IRA may be completely tax-free.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Taxation of Lump Sum   Taxed to recipient generally in same manner as full surrender. Tax
Death Benefit Payment  penalties do not apply to death benefit distributions.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Assignment of          Assignment and transfer of              Generally, deferred earnings
Contract/Transfer of   ownership generally not permitted.      become taxable to transferor at
Ownership                                                      time of transfer and transferee
                                                               receives an investment in the
                                                               contract equal to the Account
                                                               Value at that time.  Gift tax
                                                               consequences not discussed herein.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Withholding            Eligible rollover distributions         Generally, payee may elect to have
                       from ss.401 and ss.403(b) Contracts     taxes withheld or not.
                       subject to 20% mandatory  withholding on
                       taxable  portion unless direct rollover.
                       Section 457 plan  benefits and
                       nonqualified  deferred compensation plan
                       benefits subject to wage withholding. For
                       all other payments,  payee may elect to
                       have taxes withheld or not.
-----------------------------------------------------------------------------------------------

GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------
The following financial terms explain how the variable portion of the Contracts are valued. Read these terms in conjunction with the Definitions on page ___ of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value for a Sub-Account at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period, and multiplied by a daily investment factor (0.99991781) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http:\\www.sec.gov. The registration number for the Registration Statement is 333-19725.

OTHER INFORMATION
--------------------------------------------------------------------------------

Year 2000
The Company is developing plans to modify or replace software used in administering variable contracts so that its computer systems will function properly with respect to dates in the year 2000 and beyond. Should software modifications and new software installations not be completed on a timely basis, there could be disruptions in the ability of the Company to administer the Contracts.

The Portfolios' preparations for the year 2000 are described in the Portfolio prospectuses.

Legal Proceedings
The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:
                                                                            Page

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED............................3
      General Information and History.........................................3
      State Regulation........................................................3

SERVICES......................................................................3
      Safekeeping of Separate Account Assets..................................3
      Records and Reports.....................................................3
      Experts.................................................................3

DISTRIBUTION OF THE CONTRACTS.................................................3

CALCULATION OF PERFORMANCE INFORMATION........................................4
      Money Market Sub-Account Standardized Yield Calculation.................4
      Average Annual Total Return Calculation.................................5
      Cumulative Total Return Calculation.....................................5
      Standardized Average Annual Total Return Data...........................6
      Non-Standardized Average Annual Total Return Data.......................7
      Other Performance Measures..............................................8

BENEFIT UNITS--TRANSFER FORMULAS..............................................9

FEDERAL TAX MATTERS..........................................................10
      Taxation of Separate Account Income....................................10
      Tax Deferred Status of Non-Qualified Contracts.........................10

FINANCIAL STATEMENTS.........................................................11



Copies of the statement of additional information dated May 1, 1999 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance CompanyREGISTERED, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Name:



Address:


City:



State:



Zip:

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION for

The Commodore NavigatorSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities

The Commodore IndependenceSERVICE MARK
Individual Flexible Premium Deferred Annuities

The Commodore AdvantageSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities

May 1, 1999


This statement of additional information supplements the current prospectuses for The Commodore NavigatorSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts, The Commodore AdvantageSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts, and The Commodore IndependenceSERVICE MARK Individual Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance CompanyREGISTERED. This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.



A copy of any of the prospectuses dated May 1, 1999, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                TABLE OF CONTENTS

                                                                           Page


ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)..................................3
   GENERAL INFORMATION AND HISTORY...........................................3
   STATE REGULATION..........................................................3

SERVICES.....................................................................3

   SAFEKEEPING OF SEPARATE ACCOUNT ASSETS....................................3
   RECORDS AND REPORTS.......................................................3
   EXPERTS...................................................................3

DISTRIBUTION OF THE CONTRACTS................................................3


CALCULATION OF PERFORMANCE INFORMATION.......................................4

   MONEY MARKET SUB-ACCOUNT STANDARDIZED YIELD CALCULATION...................4
   AVERAGE ANNUAL TOTAL RETURN CALCULATION...................................5
   CUMULATIVE TOTAL RETURN CALCULATION.......................................5
   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA.............................6
   NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA.........................7
   OTHER PERFORMANCE MEASURES................................................8

BENEFIT UNITS--TRANSFER FORMULAS.............................................9


FEDERAL TAX MATTERS.........................................................10

   TAXATION OF SEPARATE ACCOUNT INCOME......................................10
   TAX DEFERRED STATUS OF NON-QUALIFIED CONTRACTS...........................10

FINANCIAL STATEMENTS........................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------
General Information and History

Annuity Investors Life Insurance CompanyREGISTERED (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company was acquired in November, 1994, by American Annuity Group(R), Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great AmericanREGISTERED Insurance Company ("GAIC"), an Ohio corporation, owns more than 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly owned subsidiary of Great AmericanREGISTERED Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation that owns 1% of the common stock of AAG. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses.


State Regulation
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------

Safekeeping of Separate Account Assets
Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

Records and Reports
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.

Experts
The financial statements of the Separate Account as of December 31, 1998 and the year then ended and the statutory-basis financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, appearing in this statement of additional information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:

----------------- ------------ ------------ -----------
Year Ended         12/31/98     12/31/97     12/31/96
----------------- ------------ ------------ -----------
Navigator                       (7/15 to       N/A
                                 12/31)
  Received                      $296,000       N/A
  Retained                       $18,000       N/A
----------------- ------------ ------------ -----------
Advantage          (7/22 to        N/A         N/A
                    12/31)
  Received                         N/A         N/A
  Retained                         N/A         N/A
----------------- ------------ ------------ -----------
Independence       (7/22 to        N/A         N/A
                    12/31)
  Received                         N/A         N/A
  Retained                         N/A         N/A
----------------- ------------ ------------ -----------
N/A = Contract not available and no commissions paid.

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Money Market Sub-Account Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN   =   The   percentage   (or  net)   change   in  the
                                 Accumulation  Unit  Value for the money  market
                                 Sub-Account   ("AUV")   over  a  7  day  period
                                 determined as follows:

                                 AUV at end of 7 day period - AUV at beginning of 7 day period AUV at beginning of 7 day period

Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk and administration charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk and administration charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1998 are as follows:

        Money Market Sub-Account            Yield         Effective Yield

        Standard Navigator Contracts        %             %

        Enhanced Navigator Contracts        %             %

        Advantage Contracts                 %             %

        Independence Contracts              %             %

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE OR CONTRACT MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:


P(1 + T)n = ERV

Where

        P      =      a hypothetical initial payment of $1,000
        T      =      average annual total return
               =      number of years

        ERV    =      "ending redeemable value" of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five or ten-year period (or fractional portion thereof)


Average annual total return may be presented in either standardized or nonstandardized form. Average annual total return data may be either actual or hypothetical return. It will be hypothetical if it reflects performance for a period ofr time before the Separate Account commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, mortality and expense risk charges, and administration charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.


Cumulative Total Return Calculation

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Sub-Account over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. Cumulative total return is calculated using the following formula:


CTR = (ERV/P) - 1

Where:

        CTR = the cumulative total return net of Sub-Account recurring charges, other than the contract maintenance fee, for the period

        ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

        P   = a hypothetical initial payment of $1,000


Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.


Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring          Navigator              Navigator            Advantage           Independence
charges including contingent deferred sales        Standard               Enhanced             Contracts           Contracts
charges and contract maintenance fees)            Contracts1/            Contracts2/
                                                  ----------------------------------------------------------------------------------
                                                1 Year  Life of         1 Year  Life of     1 Year  Life of        1 Year  Life of
                                   All Periods          Separate                Separate            Separate               Separate
                               Ending 12/31/98          Account3/               Account3/           Account3/              Account3/
------------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund,Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong
  Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid Cap
  Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value
  Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed
  Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S.
  Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging
  Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth
  II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large
  Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. &
  Comm. Portfolio
The Timothy Plan Variable Series                  4/                       4/                4/                      4/
------------------------------------------------------------------------------------------------------------------------------------

1/    Annual mortality and expense risk charge of 1.25% of daily net asset value.

2/    Annual mortality and expense risk charge of 0.95% of daily net asset value.

3/    From Separate Account commencement date (7/15/97) to 12/31/98 unless otherwise noted.

4/    From inception date of Portfolio (5/1/98) to 12/31/98.

                                      -6-


Non-Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges              Navigator Standard Contracts1/;                Navigator
except contingent deferred sales charges and contract         Advantage Contracts; Independence           Enhanced Contracts2/
maintenance fees data is the same for Navigator                           Contracts
Standard Contracts, Advantage Contracts and
Independence Contracts)
                                                          --------------------------------------------------------------------------
                                                                1 Year           Life of Separate     1 Year        Life of Separate
                                             All Periods                            Account3/                           Account3/
                                         Ending 12/31/98
--------------------------------------------------------- -------------------- -----------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong
  Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid Cap
  Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value
  Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed
  Income
Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real
  Estate
Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging
  Markets
Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth
  II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large
  Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech.
  & Comm. Portfolio
The Timothy Plan Variable Series                                                      4/                                 4/
------------------------------------------------------------------------------------------------------------------------------------

1/      Annual mortality and expense risk charge of 1.25% of daily net asset value.

2/      Annual mortality and expense risk charge of 0.95% of daily net asset value.

3/      From Separate Account commencement date (7/15/97) to 12/31/98 unless otherwise noted.

4/      From inception date of Portfolio (5/1/98) to 12/31/98

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contract's particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc.
("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
--------------------------------------------------------------------------------
Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas:

        (1) The number of Benefit Units to be transferred from a given Sub-Account is BU1(trans).

        (2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
                      = UNIT1 - BU1(trans).

        (3) The number of Benefit Units transferred to the new Sub-Account is BU2(trans). BU2(trans) = BU1(trans) * BUV1/BUV2.

        (4) The number of the Contract owner's Benefit Units in the new Sub-Account (after the transfer)
                      = UNIT2 + BU2(trans).

        (5) Subsequent variable dollar benefit payments will be based on the number of the Contract owner's Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit payment's due date.

        Where:

             BU1(trans) is the number of the Contract owner's Benefit Units transferred from a given Sub-Account.

             BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

             BU2(trans) is the number of the Contract owner's Benefit Units transferred into the new Sub-Account.

             BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

             UNIT1 is the number of the Contract owner's Benefit Units in the Sub-Account from which the transfer is being made, before the transfer.

             UNIT2 is the number of the Contract owner's Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.


The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral On Nonqualified Contracts
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of the Separate Account for the year ended December 31, 1998 and the Company's audited statutory-basis financial statements for the years ended December 31, 1998 and 1997 are included herein.

The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

PART C
Other Information

Item 24.  Financial Statements and Exhibits

          (a)     Financial Statements

   All required financial statements are included in Parts A or B of this Registration Statement.

          (b)     Exhibits

   (1) Resolution of the Board of Directors of Annuity Investors Life Insurance CompanyREGISTERED authorizing establishment of Annuity InvestorsREGISTERED Variable Account B.1/

   (2)    Not Applicable.

   (3)    (a)    Distribution Agreement between Annuity Investors Life Insurance
                 Company REGISTERED and AAG Securities, Inc.2/

          (b) Form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer.1/

          (c) Revised form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer.. 6/

   (4)    Individual and Group Contract Forms and Endorsements.

          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract.2/


          (b) Form of Non-Qualified Individual Flexible Deferred Variable Annuity Contract.2/

          (c)    Form of Loan Endorsement to Individual Contract.2/

          (d)    Form  of  Tax  Sheltered  Annuity   Endorsement  to  Individual
                 Contract.2/

          (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.2/

          (f)    Form of Employer Plan Endorsement to Individual Contract.2/

          (g) Form of Individual Retirement Annuity Endorsement to Individual Contract.2/

          (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

          (i)    Form of Long-Term Care Waiver Rider to Individual Contract.2/

          (j)    Form of Simple IRA Endorsement to Individual Contract.2/

          (k)    Form  of  Group  Flexible  Premium  Deferred  Variable  Annuity
                 Contract.2/
                                      -1-

          (l) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract.2/

          (m)    Form of Loan Endorsement to Group Contract.2/

          (n) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

          (o)    Form of Tax Sheltered Annuity Endorsement to Group Contract.2/

          (p) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.2/

          (q) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.2/

          (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.2/

          (s)    Form of Employer Plan Endorsement to Group Contract.2/

          (t)    Form  of  Employer   Plan   Endorsement   to   Certificate   of
                 Participation under a Group Contract.2/

          (u)    Form of Deferred Compensation Endorsement to Group Contract.2/

          (v) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

          (w) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/

          (x) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

          (y)    Form of Long-Term Care Waiver Rider to Group Contract.2/

          (z)    Form  of  Long-Term   Care  Waiver  Rider  to   Certificate  of
                 Participation under a Group Contract.2/

          (aa) Revised form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

          (bb) Revised form of SIMPLE IRA Endorsement to Qualified Individual Contract.3/

          (cc)   Form of Roth IRA Endorsement to Qualified  Individual Contract.
                 3/

          (dd)   Revised form of Employer Plan Endorsement to Group Contract. 3/

          (ee) Revised form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

          (ff)   Revised  form  of  Employer  Plan   Endorsement   to  Qualified
                 Individual Contract. 3/

          (gg) Revised form of Tax Sheltered Annuity Endorsement to Group Contract.3/

          (hh)   Revised  form  of  Tax   Sheltered   Annuity   Endorsement   to
                 Certificate of Participation under a Group Contract. 3/

          (ii) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

          (jj) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

          (kk) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

          (ll) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

          (mm) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

          (nn)   Form  of   Governmental   Section  457  Plan   Endorsement   to
                 Certificate of Participation under a Group Contract. 3/

          (oo) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/


          (pp)   Form of Successor Owner Endorsement to Group Contract. 6/

          (qq)   Form  of  Successor   Owner   Endorsement   to  Certificate  of
                 Participation under a Group Contract. 6/

          (rr) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

          (ss) Revised form of Successor Owner Endorsement to Group Contract (filed herewith).

          (tt) Revised form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (filed herewith).

          (uu)   Revised  form  of  Successor  Owner  Endorsement  to  Qualified
                 Individual  Contract  and  Non-Qualified   Individual  Contract
                 (filed herewith).

          (vv) Form of Individual Retirement Annuity Endorsement to Group Contract (filed herewith).

          (ww)   Form  of   Individual   Retirement   Annuity   Endorsement   to
                 Certificate of Participation under a Group Contract (filed herewith).

          (xx) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (filed herewith).

          (yy) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (filed herewith).

          (zz) Form of Roth Individual Retirement Annuity Endorsement to Group Contract (filed herewith).

          (aaa) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (filed herewith).

          (bbb) Form of Unisex Endorsement to Nonqualified Individual Contract (filed herewith).



   (5)    (a)    Form of Application for Individual  Flexible  Premium  Deferred
                 Annuity Contract and Certificate of Participation under a Group
                 Contract.2/

          (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.2/

          (c) Revised form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

          (d) Revised form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

   (6)    (a)    Articles of Incorporation  of Annuity  Investors Life Insurance
                 CompanyREGISTERED.1/

                 (i) Amendment t o Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                 (ii) Amendment to Articles of Incorporation, adopted August 9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

          (b)    Code  of  Regulations  of  Annuity   Investors  Life  Insurance
                 Company.REGISTERED1/

   (7)           Not Applicable.

   (8)    (a)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance  CompanyREGISTERED  and Dreyfus  Variable  Investment
                 Fund.2/

                 (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company REGISTERED and Dreyfus Variable Investment Fund.2/

          (b)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                 (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

          (c)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance    CompanyREGISTERED   and   The   Dreyfus   Socially
                 Responsible Growth Fund, Inc.2/

                 (i)    Letter  Agreement  dated April 14, 1997 between  Annuity
                        Investors  Life  Insurance   CompanyREGISTERED  and  The
                        Dreyfus Socially Responsible Growth Fund, Inc.2/

          (d)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance CompanyREGISTERED and Janus Aspen Series.2/

          (e)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance   CompanyREGISTERED  and  Strong  Variable  Insurance
                 Funds, Inc. and Strong Special Fund II, Inc.2/

          (f)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance CompanyREGISTERED and INVESCO Variable Investment Funds, Inc.2/

          (g)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance CompanyREGISTERED and Morgan Stanley Universal Funds, Inc.2/

          (h)    Participation   Agreement   between   Annuity   Investors  Life
                 Insurance CompanyREGISTERED and PBHG Insurance Series Fund, Inc.2/

          (i) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSM, Inc.1/

          (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

          (k) Investment Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSM, Inc. 1/

          (l) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Capital Management, Inc.2/

          (m) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Pilgrim Baxter & Associates, Ltd.2/

          (n) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Asset Management, Inc. 2/

          (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance CompanyREGISTERED.2/

          (p) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Capital Corporation.2/

          (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.4/

          (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company4/

          (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 4/

   (9)    Opinion and Consent of Counsel.1/

   (10)   Consent of Independent Auditors. 4/

   (11)   No financial statements are omitted from Item 23.

   (12)   Not Applicable.

   (13)   Schedule for Computation of Performance Quotations. 4/

   (14)   Financial Data Schedule. 4/

   (15)   Powers of Attorney. 5/
------------------------


1/ Filed with Form N-4 on December 23, 1996.
2/ Filed with Pre-Effective Amendment No. 1 on June 3, 1997.
3/ Filed with Post-Effective Amendment No. 1 on February 27, 1998.
4/ Filed with Post-Effective Amendment No. 2 on April 29, 1998.
5/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955 on July 6, 1998.
6/ Filed with Post-Effective Amendment No. 3 on November 17, 1998.

Item 25.       Directors and Officers of the Depositor

                               Principal      Positions and Offices
        Name                Business Address  With the Company
Robert Allen Adams                  (1)        President, Director
Stephen Craig Lindner               (1)        Director
William Jack Maney, II              (1)        Assistant Treasurer and
                                               Director
James Michael Mortensen             (1)        Executive Vice President,
                                               Assistant Secretary and
                                               Director
Mark Francis Muething               (1)        Senior Vice President,
                                               Secretary, General Counsel
                                                and Director
Jeffrey Scott Tate                  (1)        Director
Thomas Kevin Liguzinski             (1)        Senior Vice President
Charles Kent McManus                (1)        Senior Vice President
Robert Eugene Allen                 (1)        Vice President and Treasurer
Arthur Ronald Greene, III           (1)        Vice President
Betty Marie Kasprowicz              (1)        Vice President and Assistant
                                               Secretary
Michael Joseph O'Connor             (1)        Senior Vice President
Lynn Edward Laswell                 (1)        Vice President and Controller
Vincent J. Graneri                  (1)        Vice President and Chief Actuary
David Shipley                       (1)        Vice President
Thomsas E. Mischell                 (1)        Assistant Treasurer



(1)     P.O. Box 5423, Cincinnati, Ohio  45201-5423.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Annuity Investors Life Insurance CompanyREGISTERED is a wholly owned subsidiary of Great AmericanREGISTERED Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group,SM Inc. The Registrant, Annuity InvestorsREGISTERED Variable Account B, is a segregated asset account of Annuity Investors Life Insurance CompanyREGISTERED.

The following chart shows the affiliations among Annuity Investors Life Insurance CompanyREGISTERED and its parent, subsidiary and affiliated entities.

                                                                                                                >

AMERICAN FINANCIAL GROUP, INC.                                                      % OF STOCK OWNED (1)
|                                                    STATE OF          DATE OF        BY IMMEDIATE
|                                                    DOMICILE          INCORPORATION   PARENT COMPANY     NATURE OF BUSINESS
|
|_AFC Holding Company                                Ohio              12/09/1994          100          Holding Company
  |_AHH Holdings, Inc.                               Florida           12/27/1995            49         Holding Company
    |_Columbia Financial Company                     Florida           10/26/1993          100          Real Estate Holding Company
    |_American Heritage Holding Corporation          Delaware          11/02/1994          100          Home Builder
      |_Heritage Homes Realty, Inc.                  Florida           07/20/1993          100          Home Sales
      |_Southeast Title, Inc.                        Florida           05/16/1995          100          Title Company
    |_Heritage Home Finance Corporation              Florida           02/10/1994          100          Finance Company
  |_American Financial Capital Trust I               Delaware          09/14/1996          100          Statutory Business Trust
  |_American Financial Corporation                   Ohio              11/15/1955          100          Holding Company
    |_AFC Coal Properties, Inc.                      Ohio              12/18/1996          100          Real Estate Holding Company
    |_American Barge & Towing Company                Ohio              03/25/1982          100          Inactive

      |_Spartan Transportation                       Ohio              07/19/1983                       Mgmt-River Transportation
        Corporation                                                                        100           Equipment
    |_American Financial Corporation                 Ohio              08/27/1963          100          Inactive
    |_American Money Management Corporation          Ohio              03/01/1973          100          Investment Management
    |_American Money Management International, N.V   Netherland -      05/10/1985          100          Securities Management
                                                     Antilles
    |_American Premier Underwriters, Inc.            Pennsylvania      00/00/1846          100 (2)      Diversified
      |_The Ann Arbor Railroad Company               Michigan          09/21/1895            99         Inactive
      |_The Associates of the Jersey Company         New Jersey        11/10/1804          100          Inactive
      |_Cal Coal, Inc.                               Illinois          05/30/1979          100          Inactive
      |_GAI (Bermuda) Ltd.                           Bermuda           04/06/1998          100          Holding Company
        |_GAI Insurance Company, Ltd.                Bermuda           09/18/1989          100          Reinsurance Company
      |_The Indianapolis Union Railway Company       Indiana           11/19/1872          100          Inactive
      |_Lehigh Valley Railroad Company               Pennsylvania      04/21/1846          100          Inactive
      |_The New York and Harlem Railroad Company     New York          04/25/1831            97         Inactive
      |_The Owasco River Railway, Inc.               New York          06/02/1881          100          Inactive
      |_PCC Real Estate, Inc.                        New York          12/15/1986          100          Holding Company
        |_PCC Chicago Realty Corp.                   New York          12/23/1986          100          Real Estate Developer
        |_PCC Gun Hill Realty Corp.                  New York          12/18/1985          100          Real Estate Developer
        |_PCC Michigan Realty, Inc.                  Michigan          11/09/1987          100          Real Estate Developer
        |_PCC Scarsdale Realty Corp.                 New York          06/01/1986          100          Real Estate Developer
          |_Scarsdale Depot Associates, L.P.         Delaware          05/05/1989            80         Real Estate Developer
      |_Penn Central Energy Management Company       Delaware          05/11/1987          100          Energy Operations Manager
      |_Pennsylvania Company                         Delaware          12/05/1958          100          Holding Company
        |_Atlanta Casualty Company                   Ohio              06/13/1972          100 (2)      Property/Casualty Insurance
          |_American Premier Insurance Company       Indiana           11/30/1989          100          Property/Casualty Insurance
          |_Atlanta Reserve Insurance Company        Ohio              12/07/1998          100          Property/Casualty Insurance
          |_Atlanta Specialty Insurance Company      Ohio              02/06/1974          100          Property/Casualty Insurance
          |_Atlanta Casualty Group, Inc.             Georgia           04/01/1977          100          Insurance Agency
            |_Atlanta Casualty General Agency, Inc.  Texas             03/15/1961          100          Managing General Agency
            |_Atlanta Insurance Brokers, Inc.        Georgia           02/06/1971          100          Insurance Agency
            |_Treaty House, Ltd. (d/b/a Mr. Budget)  Nevada            11/02/1971          100          Insurance Premium Finance
          |_Penn Central U.K. Limited                United Kingdom    10/28/1992          100          Insurance Holding Company
            |_Insurance (GB) Limited                 United Kingdom    05/13/1992          100          Property/Casualty Insurance

                                      -8-

|_AFC Holding Company
  |_American Financial Corporation                                                  % OF STOCK OWNED (1)
    |_American Premier Underwriters, Inc.            STATE OF          DATE OF         BY IMMEDIATE
      |_Pennsylvania Company                         DOMICILE          INCORPORATION  PARENT COMPANY      NATURE OF BUSINESS
        |
        |_Delbay Corporation                         Delaware          12/27/1962        100            Inactive
        |_Great Southwest Corporation                Delaware          10/25/1978        100            Real Estate Developer
          |_World Houston, Inc.                      Delaware          05/30/1974        100            Real Estate Developer
        |_Hangar Acquisition Corp.                   Ohio              10/06/1995        100            Aircraft Investment
        |_Infinity Insurance Company                 Indiana           07/09/1955        100            Property/Casualty Insurance
          |_Infinity Agency of Texas, Inc.           Texas             07/15/1992        100            Managing General Agency
          |_The Infinity Group, Inc.                 Indiana           07/22/1992        100            Services Provider
          |_Infinity National Insurance Company      Indiana           08/05/1992        100            Property/Casualty Insurance
          |_Infinity Select Insurance Company        Indiana           06/11/1991        100            Property/Casualty Insurance
        |_Leader Insurance Company                   Ohio              03/20/1963        100            Property/Casualty Insurance
          |_American Commonwealth Development        Texas             07/23/1963        100            Real Estate Development
            Company
            |_ACDC Holdings Corporation              Texas             05/04/1981        100            Real Estate Development
          |_Budget Insurance Premiums, Inc.          Ohio              02/14/1964        100            Premium Finance Company
          |_Leader Group, Inc.                       Ohio              12/12/1997        100            Services Provider
          |_Leader Managing General Agency, Inc.     Texas             05/19/1989        100            Managing General Agency
          |_Leader National Agency, Inc.             Ohio              04/05/1963        100            Brokering Agent
          |_Leader National Agency of Texas, Inc.    Texas             01/25/1994        100            Managing General Agency
          |_Leader Preferred Insurance Company       Ohio              11/07/1994        100            Property/Casualty Insurance
          |_Leader Specialty Insurance Company       Indiana           03/10/1994        100            Property/Casualty Insurance
          |_TICO Insurance Company                   Ohio              06/03/1980        100            Property/Casualty Insurance
        |_PCC Technical Industries, Inc.             California        03/07/1955        100            Holding Company
          |_ESC, Inc.                                California        11/02/1962        100            Connector Accessories
          |_Marathon Manufacturing Companies, Inc.   Delaware          11/18/1983        100            Holding Company
            |_Marathon Manufacturing Company         Delaware          12/07/1979        100            Inactive
          |_PCC Maryland Realty Corp.                Maryland          08/18/1993        100            Real Estate Holding Company
          |_Penn Camarillo Realty Corp.              California        11/24/1992        100            Real Estate Holding Company
        |_Penn Towers, Inc.                          Pennsylvania      08/01/1958        100            Inactive
        |_Republic Indemnity Company of America      California        12/05/1972        100            Workers' Compensation Insur.
          |_Republic Indemnity Company of California California        10/13/1982        100            Workers' Compensation Insur.
          |_Republic Indemnity Medical Management,   California        03/25/1996        100            Medical Bill Review
            Inc.
        |_Risico Management Corporation              Delaware          01/10/1989        100            Risk Management
        |_Windsor Insurance Company                  Indiana           11/05/1987        100 (2)        Property/Casualty Insurance
          |_American Deposit Insurance Company       Oklahoma          12/28/1966        100            Property/Casualty Insurance
            |_Granite Finance Co., Inc.              Texas             11/09/1965        100            Premium Financing
          |_Coventry Insurance Company               Ohio              09/05/1989        100            Property/Casualty Insurance
          |_El Aguila Compania de Seguros, S.A. de   Mexico            11/24/1994        100 (2)        Property/Casualty Insurance
            C.V.
            |_Financiadora De Primas Condor S.A. de  Mexico            03/06/1998          99           Premium Finance Company
            C.V.
          |_Moore Group Inc.                         Georgia           12/19/1962        100            Insurance Holding Co./Agency
            |_Casualty Underwriters, Inc.            Georgia           10/01/1954          51           Insurance Agency
            |_Dudley L. Moore Insurance, Inc.        Louisiana         03/30/1978  beneficial interest  Insurance Agency
            |_Hallmark General Insurance Agency,     Oklahoma          06/16/1972  beneficial interest  Insurance Agency
              Inc.
            |_Windsor Group, Inc.                    Georgia           05/23/1991        100            Insurance Holding Company
          |_Regal Insurance Company                  Indiana           11/05/1987        100            Property/Casualty Insurance
          |_Texas Windsor Group, Inc.                Texas             06/23/1988        100            Insurance Agency
                                      -9-

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation
    |_American Premier Underwriters, Inc.                                           % OF STOCK OWNED (1)
      |                                              STATE OF          DATE OF        BY IMMEDIATE
      |                                              DOMICILE          INCORPORATION  PARENT COMPANY    NATURE OF BUSINESS
      |
      |_Pennsylvania-Reading Seashore Lines          New Jersey        06/14/1901          66.67        Inactive
      |_Pittsburgh and Cross Creek Railroad Company  Pennsylvania      08/14/1970          83           Inactive
      |_Premier Lease & Loan Services Agency, Inc.   Washington        12/27/1983        100            Insurance Agency
      |_Premier Lease & Loan Services of Canada,     Washington        02/28/1991        100            Insurance Agency
        Inc.
      |_Premier Lease & Loan Services, Ltd.          Washington        05/14/1990        100            Insurance Agency
      |_Terminal Realty Penn Co.                     District of       09/23/1968        100            Inactive
                                                     Columbia
      |_United Railroad Corp.                        Delaware          11/25/1981        100            Inactive
        |_Detroit Manufacturers Railroad Company     Michigan          01/30/1902          82           Inactive
      |_Waynesburg Southern Railroad Company         Pennsylvania      09/01/1966        100            Inactive
    |_Chiquita Brands International, Inc. (and       New Jersey        03/30/1999          36.66 (2)    Production/Processing
      subsidiaries)                                                                                      /Distribution of Food
    |                                                                                                    Products
    |_Dixie Terminal Corporation                     Ohio              04/23/1970        100            Commercial Leasing
    |_Fairmont Holdings, Inc.                        Ohio              12/15/1983        100            Holding Company
    |_FWC Corporation                                Ohio              03/16/1983        100            Financial Services
    |_Great American Insurance Company               Ohio              03/07/1872        100            Property/Casualty Insurance
      |_Agricultural Excess and Surplus Insurance    Delaware          02/28/1979        100            Excess & Surplus Lines
        Company                                                                                          Insurance
      |_Agricultural Insurance Company               Ohio              03/23/1905        100            Property/Casualty Insurance
      |_American Alliance Insurance Company          Ohio              09/11/1945        100            Property/Casualty Insurance
      |_American Annuity Group, Inc.                 Delaware          05/15/1987          82.35 (2)    Holding Company
        |_AAG Holding Company, Inc.                  Ohio              09/11/1996        100            Holding Company
          |_American Annuity Group Capital Trust I   Delaware          09/13/1996        100            Financing Vehicle
          |_American Annuity Group Capital Trust II  Delaware          03/11/1997        100            Financing Vehicle
          |_American Annuity Group Capital Trust III Delaware          05/27/1997        100            Financing Vehicle
          |_Great American Life Insurance Company    Ohio              12/15/1959        100            Life Insurance Company
            |_American Retirement Life Insurance     Ohio              05/12/1978        100            Life Insurance Company
              Company
            |_Annuity Investors Life Insurance       Ohio              11/31/1981        100            Life Insurance Company
              Company
            |_CHATBAR, Inc.                          Massachusetts     11/02/1993        100            Hotel Operator
            |_Driskill Holdings, Inc.                Texas             06/07/1995 beneficial interest   Hotel Management
            |_GALIC Brothers, Inc.                   Ohio              11/12/1993          80           Real Estate Management
            |_Great American Life Assurance Company  Ohio              08/10/1967        100            Life Insurance Company
            |_Great American Life Children's         Ohio              08/06/1998 beneficial interest   Charitable Foundation
              Foundation
            |_Loyal American Life Insurance Company  Ohio              05/18/1955        100            Life Insurance Company
              |_ADL Financial Services, Inc.         North Carolina    09/10/1970        100            Marketing Services
              |_Purity Financial Corporation         Florida           12/21/1991        100            Marketing Services
            |_Prairie National Life Insurance        South Dakota      02/11/1976        100            Life Insurance Company
              Company
        |_AAG Insurance Agency, Inc.                 Kentucky          12/06/1994        100            Life Insurance Agency
          |_AAG Insurance Agency of Massachusetts,   Massachusetts     05/25/1995        100            Insurance Agency
            Inc.
        |_AAG Securities, Inc.                       Ohio              12/10/1993        100            Broker-Dealer
        |_American Data Source India Private Limited India             09/03/1997          99           Software Development
        |_American Memorial Marketing Services, Inc. Washington        06/19/1980        100            Marketing Services

                                      -10-

 AMERICAN FINANCIAL GROUP, INC.
 |_AFC Holding Company
   |_American Financial Corporation                                                % OF STOCK OWNED (1)
     |_Great American Insurance Company              STATE OF          DATE OF        BY IMMEDIATE
        |_American Annuity Group, Inc.               DOMICILE          INCORPORATION  PARENT COMPANY      NATURE OF BUSINESS
          |
          |_CSW Management Services, Inc.            Texas             06/27/1985          100        Pre-need Trust Admin. Services
          |_GALIC Disbursing Company                 Ohio              05/31/1994          100        Payroll Servicer
          |_Great American Life Assurance Company    Puerto Rico       07/01/1964            99       Life Insurance Company
                  of Puerto Rico, Inc.
          |_Keyes-Graham Insurance Agency, Inc.      Massachusetts     12/23/1987          100        Insurance Agency
          |_Laurentian Credit Services Corporation   Delaware          10/07/1994          100        Inactive
          |_Laurentian Marketing Services, Inc.      Delaware          12/23/1987          100        Marketing Services
          |_Laurentian Securities Corporation        Delaware          01/30/1990          100        Inactive
          |_Lifestyle Financial Investments, Inc.    Ohio              12/29/1993          100        Marketing Services
            |_Lifestyle Financial Investments        Ohio              03/07/1994       beneficial    Life Insurance Agency
              Agency of Ohio, Inc.                                                       interest
            |_Lifestyle Financial Investments of     Indiana           02/24/1994          100        Life Insurance Agency
              Indiana, Inc.
            |_Lifestyle Financial Investments of     Kentucky          10/03/1994          100        Insurance Agency
              Kentucky, Inc.
            |_Lifestyle Financial Investments of     Minnesota         06/10/1985          100        Insurance Agency
              the Northwest, Inc.
            |_Lifestyle Financial Investments of     North Carolina    07/13/1994          100        Insurance Agency
              the Southeast, Inc.
          |_Loyal Marketing Services, Inc.           Alabama           07/20/1990          100        Marketing Services
          |_New Energy Corporation                   Indiana           01/08/1997            49       Holding Company
          |_Retirement Resource Group, Inc.          Indiana           02/07/1995          100        Insurance Agency
            |_AAG Insurance Agency of Texas, Inc.    Texas             06/02/1995          100        Life Insurance Agency
            |_RRG of Alabama, Inc.                   Alabama           09/22/1995          100        Life Insurance Agency
            |_RRG of Ohio, Inc.                      Ohio              02/20/1996      beneficial     Insurance Agency
                                                                                        interest
          |_SPELCO (UK) Ltd.                         United Kingdom    00/00/0000            99       Inactive
          |_SWTC, Inc.                               Delaware          00/00/0000          100        Inactive
          |_SWTC Hong Kong Ltd.                      Hong Kong         00/00/0000          100        Inactive
          |_Technomil Ltd.                           Delaware          00/00/0000          100        Inactive
      |_American Custom Insurance Services, Inc.     Ohio              07/27/1983          100        Management Holding Company
        |_American Custom Insurance Services         California        05/18/1992          100        Insurance Agency & Brokerage
          California, Inc.
        |_Eden Park Insurance Brokers, Inc.          California        02/13/1990          100        Wholesale Brokerage for
                                                                                                       Surplus Lines
        |_Professional Risk Brokers, Inc.            Illinois          03/01/1990          100        Insurance Agency
        |_Professional Risk Brokers Insurance, Inc.  Massachusetts     04/19/1994          100        Surplus Lines Brokerage
        |_Professional Risk Brokers of Connecticut,  Connecticut       07/09/1992          100        Insurance Agency & Brokerage
          Inc.
        |_Professional Risk Brokers of Ohio, Inc.    Ohio              12/17/1986          100        Insurance Agency and Brokerage
        |_Smith, Evans and Schmitt, Inc.             California        08/05/1988            51       Insurance Agency
      |_American Custom Insurance Services           Illinois          07/08/1992          100        Underwriting Office
        Illinois, Inc.
      |_American Dynasty Surplus Lines Insurance     Delaware          01/12/1982          100        Excess & Surplus Lines
        Company                                                                                        Insurance
      |_American Empire Surplus Lines Insurance      Delaware          07/15/1977          100        Excess & Surplus Lines
        Company                                                                                        Insurance
        |_American Empire Insurance Company          Ohio              11/26/1979          100        Property/Casualty Insurance
          |_American Signature Underwriters, Inc.    Ohio              04/08/1996          100        Insurance Agency
          |_Specialty Underwriters, Inc.             Texas             05/19/1976          100        Insurance Agency
        |_Fidelity Excess and Surplus Insurance      Ohio              06/30/1987          100        Property/Casualty Insurance
          Company
                                      -11-

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation                                                   % OF STOCK OWNED (1)
      |_Great American Insurance Company             STATE OF          DATE OF         BY IMMEDIATE
        |                                            DOMICILE          INCORPORATION  PARENT COMPANY        NATURE OF BUSINESS
        |
        |_American Financial Enterprises, Inc.       Connecticut       00/00/1871          100 (2)    Closed End Investment Company
        |_American Insurance Agency, Inc.            Kentucky          07/27/1967          100        Insurance Agency
        |_American National Fire Insurance Company   New York          08/22/1947          100        Property/Casualty Insurance
        |_American Special Risk, Inc.                Illinois          12/29/1981          100        Insurance Broker/Managing
                                                                                                       General Agency
        |_American Spirit Insurance Company          Indiana           04/05/1988          100        Property/Casualty Insurance
        |_Brothers Property Corporation              Ohio              09/08/1987            80       Real Estate Investment
          |_Brothers Barrington Corporation          Oklahoma          03/18/1994          100        Real Estate Holding Corp.
          |_Brothers Cincinnatian Corporation        Ohio              01/25/1994          100        Hotel Manager
          |_Brothers Columbine Corporation           Oklahoma          03/18/1994          100        Real Estate Holding Corp.
          |_Brothers Landing Corporation             Louisiana         02/24/1994          100        Real Estate Holding Corp.
          |_Brothers Pennsylvanian Corporation       Pennsylvania      12/23/1994          100        Real Estate Holding Corp.
          |_Brothers Port Richey Corporation         Florida           12/06/1993          100        Apartment Manager
          |_Brothers Property Management Corporation Ohio              09/25/1987          100        Real Estate Management
          |_Brothers Railyard Corporation            Texas             12/14/1993          100        Apartment Manager
        |_Contemporary American Insurance Company    Illinois          04/16/1996          100        Property/Casualty Insurance
        |_Crop Managers Insurance Agency, Inc.       Kansas            08/09/1989          100        Insurance Agency
        |_Dempsey & Siders Agency, Inc.              Ohio              05/09/1956          100        Insurance Agency
        |_Eagle American Insurance Company           Ohio              07/01/1987          100        Property/Casualty Insurance
        |_Eden Park Insurance Company                Indiana           01/08/1990          100        Special Risk Surplus Lines
        |_FCIA Management Company, Inc.              New York          09/17/1991            79       Servicing Agent
        |_The Gains Group, Inc.                      Ohio              01/26/1982          100        Marketing of Advertising
        |_Global Premier Finance Company             Ohio              08/25/1998          100        Premium Finance Company
        |_Great American Lloyd's, Inc.               Texas             08/02/1983          100        Attorney-in-Fact - Texas
                                                                                                       Lloyd's Company
        |_Great American Lloyd's Insurance Company   Texas             10/09/1979      beneficial     Lloyd's Plan Insurer
                                                                                         interest
        |_Great American Management Services, Inc.   Ohio              12/05/1974          100        Data Processing and Equipment
                                                                                                       Leasing
          |_American Payroll Services, Inc.          Ohio              02/20/1987          100        Payroll Services
        |_Great American Re Inc.                     Delaware          05/14/1971          100        Reinsurance Intermediary
        |_Great American Risk Management, Inc.       Ohio              04/21/1980          100        Insurance Risk Management
        |_Great Texas County Mutual Insurance        Texas             04/29/1954      beneficial     Property/Casualty Insurance
                                                                                        interest
          Company
        |_Grizzly Golf Center, Inc.                  Ohio              11/08/1993          100        Operate Golf Courses
        |_Homestead Snacks Inc.                      California        03/02/1979          100  (2)   Meat Snack Distribution
          |_Giant Snacks, Inc.                       Delaware          07/06/1989          100        Meat Snack Distribution
        |_Key Largo Group, Inc.                      Florida           07/28/1981          100        Land Developer & Resort
                                                                                                       Operator
          |_Key Largo Group Utility Company          Florida           11/26/1984          100        Water & Sewer Utility
        |_Mid-Continent Casualty Company             Oklahoma          02/26/1947          100        Property/Casualty Insurance
          |_Mid-Continent Insurance Company          Oklahoma          08/13/1992          100        Property/Casualty Insurance
          |_Oklahoma Surety Company                  Oklahoma          08/05/1968          100        Property/Casualty Insurance
        |_National Interstate Corporation            Ohio              01/26/1989            52.15    Holding Company
          |_Hudson Indemnity, Ltd.                   Cayman Islands    06/12/1996          100        Property/Casualty Insurance

                                      -12-

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                              % OF STOCK OWNED (1)
   |_American Financial Corporation                  STATE OF          DATE OF        BY IMMEDIATE
     |_Great American Insurance Company              DOMICILE          INCORPORATION  PARENT COMPANY   NATURE OF BUSINESS
                                                     --------          -------------  --------------   ------------------
       |_National Interstate Corporation
       |-
         |_American Highways Insurance Agency        California        05/05/1994          100      Insurance Agency
         |_Explorer Insurance Agency, Inc.           Ohio              07/17/1997      beneficial   Insurance Agency
                                                                                        interest
         |_National Interstate Insurance Agency of   Texas             06/07/1989      beneficial   Insurance Agency
           Texas, Inc.                                                                  interest
         |_National Interstate Insurance Agency,     Ohio              02/13/1989          100      Insurance Agency
           Inc.
         |_National Interstate Insurance Company     Ohio              02/10/1989          100      Property/Casualty Insurance
         |_Safety, Claims & Litigation Services,     Pennsylvania      06/23/1995          100      Claims Third Party Administrator
           Inc.
       |_OBGC Corporation                            Florida           11/23/1977            80     Real Estate Development
       |_Pointe Apartments, Inc.                     Minnesota         06/24/1993          100      Real Estate Holding Corporation
       |_Premier Dealer Services, Inc.               Illinois          06/24/1998          100      Third Party Administrator
       |_Seven Hills Insurance Agency, Inc.          Ohio              12/22/1997          100      Insurance Agency
       |_Seven Hills Insurance Company               New York          06/30/1932          100      Property/Casualty Reinsurance
       |_Stonewall Insurance Company                 Alabama           02/00/1866          100      Property/Casualty Insurance
       |_Stone Mountain Professional Liability       Georgia           08/07/1995          100      Insurance Agency
         Agency, Inc.
       |_Tamarack American, Inc.                     Delaware          06/10/1986          100      Management Holding Company
       |_Timberglen Limited                          United Kingdom    10/28/1992          100      Investments
       |_Transport Insurance Company                 Ohio              05/25/1976          100      Property/Casualty Insurance
         |_Instech Corporation                       Texas             09/02/1975          100      Claim & Claim Adjustment
         |_Transport Insurance Agency, Inc.          Texas             08/21/1989       beneficial     Services Insurance Agency
                                                                                         interest
       |_Transport Underwriters Association          California        05/11/1945          100      Holding Company/Agency
       |_Utility Insurance Services, Inc.            Texas             04/06/1995          100 (2)  Texas Local Recording Agency
       |_Utility Management Services, Inc.           Texas             09/07/1965          100      Texas Managing General Agency
|_American Financial General Corporation             Texas             09/14/1998          100      Holding Company
|_American General Financial Corporation             Texas             09/14/1998          100      Holding Company
|_One East Fourth, Inc.                              Ohio              02/03/1964          100      Commercial Leasing
|_PCC 38 Corp.                                       Illinois          12/23/1996          100      Real Estate Holding Company
|_Pioneer Carpet Mills, Inc.                         Ohio              04/29/1976          100      Carpet Manufacturing
|_TEJ Holdings, Inc.                                 Ohio              12/04/1984          100      Real Estate Holdings
|_Three East Fourth, Inc.                            Ohio              08/10/1966          100      Commercial Leasing


(1) Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(ies).
                                      -13-

Item 27.  Number of Contract Owners

As of March 31, 1998, there were 1,067 Individual Contract Owners, of which 988 were qualified and 79 were non-qualified. As of March 31, 1998, there were 15 Participants (Certificate Owners) in 3 Group Contracts.

Item 28.  Indemnification

(a)     The  Code  of   Regulations   of  Annuity   Investors   Life   Insurance
        CompanyREGISTERED provides in Article V as follows:

        The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance CompanyREGISTERED are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 1999. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA in the name of American Premier Underwriters, Inc.

Item 29.  Principal Underwriter

AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act").

(a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity InvestorsREGISTERED Variable Account A and Annuity InvestorsREGISTERED Variable Account B.

(b) Directors and Officers of AAG Securities, Inc.

Name and Principal                        Position with
Business Address                          AAG Securities, Inc.
Thomas Kevin Liguzinski (1)               Chief Executive Officer and Director
Charles Kent McManus (1)                  Senior Vice President
Mark Francis Muething (1)                 Vice President, Secretary and
                                          Director
William Jack Maney, II (1)                Director
Jeffrey Scott Tate (1)                    Director
James Lee Henderson (1)                   President


William Claire Bair, Jr. (1)              Treasurer
Thomas E. Mischell (1)                    Assistant Treasurer
Fred J. Runk (1)                          Assistant Treasurer


(1)  250 East Fifth Street, Cincinnati, Ohio  45202

(c) Not applicable.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Lynn E. Laswell, Vice President and Controller of the Company, at the Administrative Office.

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                      SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 22nd day of January, 1999.


                 ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
                                  (REGISTRANT)


                        By: /s/ Robert Allen Adams
                                Robert Allen Adams
                                Chairman of the Board, President
                                and Director, Annuity Investors
                                Life Insurance CompanyREGISTERED


                        ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED (DEPOSITOR)


                        By: /s/ Robert Allen Adams
                                Robert Allen Adams
                                Chairman of the Board, President
                                and Director



        As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed by the following persons in the capacities and on the dates indicated.



/s/ Robert Allen Adams             Principal Executive          January 22, 1999
------------------------------

Robert Allen Adams*                  Officer, Director




/s/ Robert Eugene Allen            Principal Financial          January 22, 1999
------------------------------

Robert Eugene Allen*                 Officer




/s/ Lynn Edward Laswell            Principal Accounting         January 22, 1999
-----------------------------

Lynn Edward Laswell*                 Officer

/s/ Stephen Craig Lindner            Director                   January 22, 1999
Stephen Craig Lindner*



/s/ William Jack Maney, II           Director                   January 22, 1999
--------------------------------
William Jack Maney, II*



/s/ James Michael Mortensen          Director                   January 22, 1999
James Michael Mortensen*



/s/ Mark Francis Muething            Director                   January 22, 1999
Mark Francis Muething*



/s/ Jeffrey Scott Tate               Director                   January 22, 1999
Jeffrey Scott Tate*



*Executed by John Gruber on behalf of those indicated pursuant to Power of Attorney.